Related party Disclosures - Transactions with other related parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Disclosures
Non-cancelable commitment	€ 7,240	€ 7,702
Capital expenditure	3,526	0
License & Development agreement | Ionblox
Related Party Disclosures
Research and Development expenditure	254	1,323
Remaining commitments on the contract	€ 22	€ 1,226